Other Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Other Accounts Receivable, Net [Abstract]
Schedule of Account Comprises	As of December 31, this caption comprises:
In thousands of soles	2022	2023
Claims and accounts receivable from third parties (a)	251,339	254,750
Guarantee deposits (b)	194,885	163,740
Credits and recoverable taxes (c)	113,923	104,654
Advances to suppliers (d)	53,658	98,021
Restricted fund (e)	52,014	25,419
Accounts receivable from personnel	2,359	1,925
Others	10,747	10,967
	678,925	659,476
Current portion	393,195	348,072
Non-current portion	285,730	311,404
	678,925	659,476
(a)	As of December 31, 2022 and 2023, they correspond to the following items:
(b)	Corresponds to funds retained by customers for contracts mainly of the subsidiary Cumbra Peru S.A. These deposits are retained by customers in order to guarantee the subsidiary performs its obligations under the contracts. The amounts withheld will be recovered upon completion of the work.
(c)	As of December 31, 2022 and 2023, corresponds to:
(d)	As of December 31, 2022 and 2023, corresponds to advance payments to suppliers related to:
(e)	As of December 31, 2023, the restricted funds correspond to bank guarantee certificates composed of Cumbra Ingenieria S.A for S/ 18.1 million and a restricted fund of Concesionaria La Chira S.A. for S/ 7.3 million. (As of December 31, 2022, Cumbra Peru S.A. for S/ 29.9 million EPC Talara, Cumbra Ingenieria S.A for S/ 14.7 million and Concesionaria La Chira S.A. for S/ 7.3 million, other S/ 1.7 million).

Schedule of Credit Risk at the Reporting Date is the Carrying Amount	As of December 31, 2022 and 2023, they correspond to the following items:
In thousands of soles	2022	2023
Additional investments for operating contracts (a.1)	105,002	98,047
Account receivable to the Ministerio de Desarrollo Agrario y Riego (a.2)	-	32,062
Real estate project receivable (a.3)	26,084	30,012
Claims to tax authorities (a.4)	27,968	29,976
Accounts receivable from joint ventures (a.5)	21,100	21,878
Settlement agreement with third parties (a.6)	21,081	21,136
Account receivable from out-of-court settlement with third parties (a.7)	36,266	-
Insurance claims for losses	-	6,778
Others	13,838	14,861
	251,339	254,750
(a.1)	Correspond to additional investments directly related to the modernization, expansion, adaptation to current regulations and other operating or commercial requirements established in the operating contracts signed between Terminales del Peru and Petroleos del Peru Petroperu S.A.

(a.2)	The balance corresponds to the claim to the Ministerio de Desarrollo Agrario y Riego (hereinafter MIDAGRI) made by Concesionaria Chavimochic for US$ 8.9 million equivalent to S/ 32.1 million for the execution of the total amount of the Performance Bond, derived from the arbitration process followed against the Regional Government of La Libertad and MIDAGRI for the early termination procedure of the Concession Contract for breach of contract by the Grantor (note 14.a.ii).
(a.3)	Corresponds to a claim in favor of the Corporation, resulting from the termination of the contract called “Ciudad Alameda de Ancon”, signed by the subsidiary VIVA, the Ministerio de Vivienda, Construcción y Saneamiento and Fondo Mi Vivienda S.A. As of December 31, 2023 the net amount of the claim corresponds to its fair value, which amounts to S/ 30 million (S/ 26 million at December 31, 2022) and results from the discount of the gross amount of the claim, to be collected over 5 years, at a rate of 6.58%. The gross amount of the claim amounting to S/46.7 million includes the full amount of the services rendered by VIVA in the Ancon Project and is part of the amount of the claim filed by VIVA against the Ministerio de Vivienda, Construcción y Saneamiento , Construction and Sanitation for the amount of S/ 116.3 million, which also includes an indemnity for damages (consequential damages and loss of profits). According to Management and legal advisors, it is expected that the amount of the claim will be collected within a maximum period of 11 years.
(a.4)	Corresponds to the claim of the company before the Specialized Court in Administrative Litigation of the Court of Justice of Lima against the Tax Administration for deductions of loss on investments. The balance as of December 31, 2023 is S/ 29.9 million (S/ 27.9 million as of December 31, 2022). In the opinion of Management and its legal advisors, this account will be recovered over a period of five years, which is the estimated date for the end of the judicial process.
(a.5)	As of December 31, 2023, the balance corresponds to the attributions of the results mainly to Cotinavec Montaje Peru S.A.C. for S/ 14.9 million, the balance is in arbitration process whose maturity date is June 2025 and other minor for S/ 7 million (S/ 13 million and S/ 7.9 million, as of December 31, 2022).
(a.6)	Corresponds to the settlement agreement of Consorcio Panorama signed by VIVA Negocio Inmobiliario S.A.C. and Inversiones Maje S.A.C. on December 14, 2018. Such balance comprises the refund for contributions and profit earned totaling US$ 6.8 million (equivalent to S/ 26 million), based on future sales of the properties held in the project, which has an estimated collection date of August 2025. As of December 31, 2023 the net balance of the discount value and amortization amounts to US$ 5.7 million equivalent to S/ 21.1 million (US$ 5.5 million equivalent to S/ 21.1 million in 2022).

(a.7)	Until the end of 2022, Cumbra Peru S.A. had a lawsuit pending against Tecnicas Reunidas de Talara S.A.C. (TRT) for approximately US$ 78 million as compensation for damages suffered as a result of various contractual breaches. In exchange, TRT filed a counterclaim for approximately US$ 81 million alleging that Cumbra Peru S.A. had breached the subcontract entered into between the two companies. On the other hand, on December 28, 2020, TRT executed two letters of guarantee issued by Banco Santander Peru, the first for US$ 16 million for Fullfilment Performance and the second letter of guarantee for US$ 7.7 million for advance payment, despite the fact that the obligations guaranteed by the letter of guarantee were being litigated in the process described in this paragraph.

Schedule of Additional Investments Recognized	As of December 31, these additional investments recognized by the Company comprise:
In thousands of soles	2022	2023
Credited investments	30,478	49,369
Non-credited investments	74,524	48,678
	105,002	98,047

Schedule of Deposits are Retained by Customers	The amounts withheld will be recovered upon completion of the work.
In thousands of soles	2022	2023
Withholding funds on projects and Consortiums	113,473	124,699
Withholding on V&V guarantees - DSD	54,236	4,490
Quellaveco Project	11,436	9,704
Gasoducto Piura	7,187	4,286
Obras Electromecanicas Toquepala	5,817	5,799
Withholding guarantees on Morelco	2,403	12,652
Others	333	2,110
	194,885	163,740
Current portion	110,507	77,903
Non-current portion	84,378	85,837
	194,885	163,740

Schedule of Regarding Tax	As of December 31, 2022 and 2023, corresponds to:
In thousands of soles	2022	2023
VAT credit (c.1)	50,172	39,706
Income tax on-account payments (c.2)	48,729	45,263
ITAN and other recoverable taxes	15,022	19,685
	113,923	104,654

(c.1)	As of December 31, 2022 and 2023, corresponds to the VAT credit from to the following subsidiaries:
(c.2)	As of December 31, 2022 and 2023, corresponds to the income tax credit related to advance payments to the following subsidiaries:

Schedule of Tax Credit Related to VAT	As of December 31, 2022 and 2023, corresponds to the VAT credit from to the following subsidiaries:
In thousands of soles	2022	2023
Cumbra Peru S.A.	14,492	14,336
Tren Urbano de Lima S.A.	8,501	4,724
Viva Negocio Inmobiliario S.A.C.	8,077	9,138
Unna Transporte S.A.C.	5,033	3,640
Carretera Andina del Sur S.A.C.	4,313	2,308
Unna Energia S.A.	3,511	1,701
Cumbra Ingenieria S.A.	2,023	212
AENZA S.A.A.	879	116
Others	3,343	3,531
	50,172	39,706

Schedule of Income Tax Pre-Payments, Consist of Income Tax Payments	As of December 31, 2022 and 2023, corresponds to the income tax credit related to advance payments to the following subsidiaries:
In thousands of soles	2022	2023
Cumbra Peru S.A.	23,079	38,885
Unna Energia S.A.	15,739	2,292
Unna Transporte S.A.C.	5,119	416
Cumbra Ingenieria S.A.	2,754	2,332
AENZA S.A.A.	1,055	644
Carretera Andina del Sur S.A.C.	482	515
AENZA Servicios Corporativos S.A.C.	156	-
Others	345	179
	48,729	45,263

Schedule of Corresponds to Advance to Suppliers	As of December 31, 2022 and 2023, corresponds to advance payments to suppliers related to:
In thousands of soles	2022	2023
Cumbra Peru S.A. - Aeropuerto Jorge Chavez	18,353	44,778
Cumbra Peru S.A. - Projects and Consortiums	15,220	41,767
Tren Urbano de Lima S.A. - Alstom Transporte	3,691	97
Others	16,394	11,379
	53,658	98,021

Schedule of Movement in Impairment of Other Receivables	The movement in impairment of other accounts receivables in 2021, 2022 and 2023 was as follows:
In thousands of soles	Tax credit	Claims to third parties	Total
At January 1, 2021	(6,222)	(95,828)	(102,050)
Additions	-	(21,178)	(21,178)
Write-off	-	986	986
Exchange difference	-	(2,400)	(2,400)
Translations adjustments	-	(4,927)	(4,927)
At December 31, 2021	(6,222)	(123,347)	(129,569)
At January 1, 2022	(6,222)	(123,347)	(129,569)
Recovery	-	(127,348)	(127,348)
Write-off	-	113,037	113,037
Exchange difference	-	2,646	2,646
Translations adjustments	-	603	603
At December 31, 2022	(6,222)	(134,409)	(140,631)
At January 1, 2023	(6,222)	(134,409)	(140,631)
Write-off	-	5,631	5,631
Exchange difference	-	745	745
Translations adjustments	-	576	576
At December 31, 2023	(6,222)	(127,457)	(133,679)